Note 9 - Margin Loan Payable - Movement of the Margin Loan (Details)	12 Months Ended
	Nov. 30, 2021 CAD ($)	Nov. 30, 2021 USD ($)	Nov. 30, 2020 CAD ($)	Nov. 30, 2021 USD ($)
Statement Line Items [Line Items]
Initial draw-down	$ 11,965,616		$ 0
Margin loan facility [member]
Statement Line Items [Line Items]
Initial draw-down	12,388,000	$ 10,000,000
Less: transaction costs and fees	(422,384)	(340,962)
Interest expense	136,003	108,274
Unrealized foreign exchange loss	380,029	$ 0
Balance at the end of year	$ 12,481,648			$ 9,767,312